UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

4041 N. High St, Suite 402, Columbus, OH 43214
(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-5550

Date of fiscal year end:	September 30th
Date of reporting period:	June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	96.6%
Apparel	2.7%
Coach Inc.		233,257	$13,316,642
Beverages	7.1%
Anheuser-Busch InBev		199,766	17,783,138
PepsiCo Inc.		215,328	17,611,677
			35,394,815
Chemicals	3.8%
Scotts Miracle-Gro - Class A		390,571	18,868,485
Computers & Peripherals	2.8%
Apple Inc.		35,294	13,979,248
Diversified Consumer Services	6.3%
Moody’s Corp.		293,367	17,874,851
MSCI Inc.(a)		404,129	13,445,372
			31,320,223
Food Products	15.6%
General Mills Inc.		338,614	16,432,937
Kellogg Co.		338,986	21,773,071
Mondelez International Inc. - Class A		896,734	25,583,821
Nestle SA - REG		214,069	14,040,098
			77,829,927
Health Care Equipment & Supplies	4.2%
Dentsply International		265,762	10,885,612
Zimmer Holdings Inc.		132,617	9,938,318
			20,823,930
Household Products	10.7%
Colgate-Palmolive		212,952	12,200,020
Kimberly Clark Corp.		165,573	16,083,761
Procter & Gamble		322,571	24,834,742
			53,118,523
Internet Software & Services	2.1%
eBay Inc.(a)		201,804	10,437,303
IT Services	5.4%
Accenture PLC - Class A		371,548	26,736,594
Media	4.2%
McGraw-Hill Financial Inc.		399,338	21,240,788

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	19.6%
Abbott Laboratories		293,749	$10,245,965
GlaxoSmithKline PLC		934,156	23,414,859
Johnson & Johnson		398,828	34,243,372
Novartis AG - REG		415,597	29,523,645
			97,427,841
Professional Services	2.6%
Verisk Analytics Inc. - Class A(a)		215,861	12,886,902
Software	3.6%
Microsoft Corp.		519,207	17,928,218
Tobacco	5.9%
Philip Morris International		341,625	29,591,557
TOTAL COMMON STOCKS			480,900,996
TOTAL INVESTMENTS
(Cost $437,170,956)(b)	96.6%		480,900,996
NET OTHER ASSETS (LIABILITIES)	3.4%		16,816,734
NET ASSETS	100.0%		$497,717,730

(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These schedule of investments and notes only relate to the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●      Level 1 — quoted prices in active markets for identical assets

●      Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in

3

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$480,900,996	$—	$—	$480,900,996
Total Investments	$480,900,996	$—	$—	$480,900,996

(1) See investment industries in the Schedule of Investments

As of June 30, 2013, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2013.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$437,422,235	$48,329,039	$(4,850,278)	$43,478,761

4

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	66.7%
Consumer Discretionary	5.3%
Genting Bhd.		903,000	$2,983,801
Genting Malaysia Bhd.		4,370,200	5,380,623
Grupo Televisa S.A.B. - ADR		263,851	6,554,059
Kangwon Land Inc.		167,930	4,646,546
Sands China Ltd.		1,762,667	8,306,481
			27,871,510
Consumer Staples	26.2%
BIM Birlesik Magazalar A.S.		79,400	1,720,807
British American Tobacco Malaysia Bhd.		168,600	3,180,427
British American Tobacco PLC		595,500	30,900,179
Coca-Cola Femsa S.A.B. de C.V. - ADR		29,000	4,068,410
CP ALL PCL - REG		4,684,400	5,777,150
Dairy Farm International Holdings Ltd.		190,800	2,291,508
Fomento Economico Mexicano S.A.B. de C.V. - ADR		125,802	12,981,508
LG Household & Health Care Ltd.		12,000	5,863,141
Orion Corp.		5,255	4,385,110
SABMiller PLC		492,686	23,923,934
Souza Cruz S.A.		669,500	8,218,166
Thai Beverage PCL		9,578,000	4,458,398
Tiger Brands Ltd.		103,200	3,089,198
Tsingtao Brewery Co. Ltd. - Class H		626,000	4,479,471
Unilever Indonesia Tbk PT		2,167,000	6,713,879
Wal-Mart de Mexico S.A.B. de C.V. - Series V		6,049,400	17,031,292
			139,082,578
Energy	0.7%
Ecopetrol S.A. - ADR		87,400	3,676,044
Financials	24.5%
Bangkok Bank PCL - REG		902,700	6,053,897
Bank Central Asia Tbk PT		5,078,267	5,116,642
BM&FBovespa S.A.		2,375,200	13,156,821
DBS Group Holdings Ltd.		581,600	7,112,268
Grupo BTG Pactual		160,780	1,970,705
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR(a)		896,805	12,743,599
HDFC Bank Ltd. - ADR		556,524	20,168,430
HSBC Holdings PLC		1,735,596	18,181,571
Kasikornbank PCL - REG		1,017,700	6,431,378

1

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
Link REIT (The)		1,168,011	$5,745,144
Malayan Banking Bhd.		3,550,100	11,685,722
Public Bank Bhd.		1,636,700	8,775,344
Remgro Ltd.		451,600	8,677,894
Standard Chartered PLC		179,000	3,885,008
			129,704,423
Industrials	1.1%
Promotora y Operadora de Infraestructura S.A.B. de C.V.		60,372	554,404
SM Investments Corp.		220,420	5,459,477
			6,013,881
Information Technology	1.6%
Cielo S.A.		310,000	7,780,044
Yandex N.V. - Class A		19,475	538,094
			8,318,138
Materials	3.7%
Cia de Minas Buenaventura S.A.A. - ADR		199,658	2,946,952
Industrias Penoles S.A.B. de C.V.		220,875	6,675,965
Randgold Resources Ltd.		51,039	3,171,094
Randgold Resources Ltd. - ADR		44,187	2,830,177
Semen Indonesia Persero Tbk PT		2,316,139	3,990,527
Sociedad Quimica y Minera de Chile S.A. - ADR		6,884	278,114
			19,892,829
Telecommunication Services	0.4%
Advanced Info Service PCL - REG		112,500	1,022,892
MTN Group Ltd.		48,610	904,825
			1,927,717
Utilities	3.2%
Power Assets Holdings Ltd.		1,979,979	17,078,357
TOTAL COMMON STOCKS (Cost $384,398,247)			353,565,477
PREFERRED STOCKS	2.8%
Consumer Staples	2.8%
Cia de Bebidas das Americas - ADR		405,711	15,153,306
TOTAL PREFERRED STOCKS (Cost $16,452,064)			15,153,306
EQUITY-LINKED SECURITIES	20.7%
Consumer Discretionary	0.7%
Bajaj Auto Ltd., Issued by CLSA Financial Products Ltd.		116,700	3,781,150

2

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value

Consumer Staples	9.6%
Colgate-Palmolive India Ltd., Issued by CLSA Financial Products Ltd.		94,800	$2,166,284
Hindustan Unilever Ltd., Issued by CLSA Financial Products Ltd.		1,777,000	17,511,091
ITC Ltd., Issued by CLSA Financial Products Ltd.		4,437,300	24,237,864
Nestle India Ltd., Issued by CLSA Financial Products Ltd.		82,700	6,760,287
			50,675,526
Financials	5.8%
Axis Bank Ltd., Issued by CLSA Financial Products Ltd.		197,900	4,341,392
Housing Development Finance Corp., Issued by CLSA Financial Products Ltd.		1,435,400	21,249,374
Kotak Mahindra Bank Ltd., Issued by CLSA Financial Products Ltd.		427,200	5,195,735
			30,786,501
Health Care	2.5%
Cipla Ltd., Issued by CLSA Financial Products Ltd.		769,600	5,079,899
Sun Pharmaceutical Industries Ltd., Issued by CLSA Financial Products Ltd.		477,100	8,127,494
			13,207,393
Industrials	0.5%
Havells India Ltd., Issued by CLSA Financial Products Ltd.		220,710	2,688,490
Information Technology	0.5%
Tata Consultancy Services Ltd., Issued by CLSA Financial Products Ltd.		101,432	2,593,282
Materials	0.8%
Asian Paints Ltd., Issued by CLSA Financial Products Ltd.		56,800	4,435,046
Utilities	0.3%
NTPC Ltd., Issued by CLSA Financial Products Ltd.		625,000	1,513,000
TOTAL EQUITY-LINKED SECURITIES (Cost $119,560,383)			109,680,388

3

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	7.7%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		40,678,116	$40,678,116
TOTAL SHORT-TERM INVESTMENTS (Cost $40,678,116)			40,678,116
TOTAL INVESTMENTS
(Cost $561,088,810)(b)	97.9%		519,077,287
NET OTHER ASSETS (LIABILITIES)	2.1%		11,297,017
NET ASSETS	100.0%		$530,374,304

(a) Non-income producing security.
(b) Represents cost for financial reporting purposes.

At June 30, 2013, the AIT Global Emerging Markets Opportunity Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF INVESTMENTS

India	26.3%
United Kingdom	16.1
Mexico	12.7
Brazil	9.7
Hong Kong	7.0
Malaysia	6.7
Thailand	5.0
Indonesia	3.3
South Korea	3.1
South Africa	2.6
All other countries less than 2%	7.5
Total	100.0%

4

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The AIT Global Emerging Markets Opportunity Fund (the “Emerging Markets Fund” or the “Fund”) is a series of the Trust and commenced operations on May 15, 2013. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These schedule of investments and notes only relate to the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●      Level 1 — quoted prices in active markets for identical assets

●      Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

5

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.   In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.  The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2013 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Fund
Common Stocks(1)	$353,565,477	$—	$—	$353,565,477
Preferred Stock(1)	15,153,306	—	—	15,153,306
Equity-Linked Securities(1)	—	109,680,388	—	109,680,388
Short-Term Investment(1)	40,678,116	—	—	40,678,116
Total Investments	$409,396,899	$109,680,388	$—	$519,077,287
(1)  See investment industries in the Schedule of Investments

As of June 30, 2013, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2013.

6

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

EQUITY-LINKED SECURITIES

The Fund may invest in equity-linked securities, also known as participation notes.  The Fund may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts.  These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.  At June 30, 2013 the Fund held equity-linked securities issued by counterparty, CLSA Financial Products Ltd, which represented 20.7% of the Fund’s net assets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2013, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Emerging Markets Fund	$561,898,318	$222,098	$(43,043,129)	$(42,821,031)

7

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisers Investment Trust

By (Signature and Title)		/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date:	August 28, 2013

By (Signature and Title)		/s/ Troy A. Sheets
Troy Sheets, Treasurer and Principal Financial Officer

Date:	August 28, 2013